Loan operations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Loan operations by class, sector of debtor, maturity and concentration
Following is the breakdown of the carrying amount of loan operations by class, sector of debtor, maturity and concentration:

Loans by type	2024	2023

Pledged asset loan	23,217,323	24,845,243
Retail	12,674,565	12,366,330
Companies	4,516,553	7,054,507
Credit card	6,026,205	5,424,406

Non-pledged loan	6,431,221	4,036,646
Retail	549,148	764,712
Companies	3,506,397	959,898
Credit card	2,375,676	2,312,036
Total loans operations	29,648,544	28,881,889
Expected Credit Loss (Note 14)	(420,081)	(329,954)
Total loans operations, net of Expected Loss	29,228,463	28,551,935

By maturity	2024	2023

Overdue by 1 day or more	304,052	329,707
Due in 3 months or less	6,014,440	6,739,145
Due after 3 months through 12 months	3,808,000	5,056,321
Due after 12 months	19,522,052	16,756,716
Total Loans operations	29,648,544	28,881,889

By concentration	2024	2023

Largest debtor	2,407,808	855,607
10 largest debtors	4,799,033	2,921,734
20 largest debtors	5,831,608	4,058,250
50 largest debtors	7,475,742	5,579,073
100 largest debtors	8,601,442	6,949,906